Debt Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Obligations

4. Debt Obligations

Note Payable

Growth Capital Term-Debt and Working Capital Line of Credit

On August 21, 2013, the Company entered into an amended and restated loan and security agreement providing for a growth capital facility and a revolving line of credit. Under the growth capital facility, the Company has the ability to borrow a maximum of $4.25 million in growth capital term loan advances, which bear an interest rate of 4.75% and are secured by the Company’s assets. Under the revolving line of credit, the Company may be advanced up to $20.0 million based on 80% of eligible accounts receivable less the outstanding growth capital term loan balance at the advance date as defined in the amended agreement. Monthly payments of principal and interest are payable in equal installments.

On April 18, 2014, the Company entered into an amendment to its amended and restated loan and security agreement dated August 21, 2013. The amendment increased the revolving line of credit to $35.0 million, extended the availability and maturity of the revolving line through April 1, 2016, and added a new $3.0 million equipment term loan facility. The amendment also introduced a new financial covenant that requires the Company meet certain minimum revenue levels. As of March 31, 2015, the Company had available borrowings under the revolving line of credit of $35.0 million. The equipment term loan facility expired and was not renewed.

Under the amended and restated loan and security agreement, the Company may borrow under the revolving line of credit up to the lesser of (a) $35.0 million, and (b) a borrowing base equal to 80% of eligible accounts receivable as defined in the agreement, as amended. If the Company’s trailing nine-month EBITDA as defined in the amendment is less than $1.0 million, then the outstanding amount of advances under the equipment loan facility are deducted from availability. Advances under the line of credit accrue interest at a floating per annum rate equal to the Western Edition Wall Street Journal prime rate. While the interest rate applicable to outstanding advances under the revolving line did not change under the amendment, the Company is now required to pay a minimum amount of interest equal to the amount of interest that would accrue per quarter on a notional outstanding principal balance of $2.0 million, or $1.0 million if the Company maintains more than $50.0 million in deposits with the lender.

If the combined amount of the Company’s cash on deposit with the lender, plus the availability under the revolving line of credit is less than $10.0 million, then the Company is required to deliver additional reporting, collections on accounts receivable are applied to immediately reduce the outstanding amount of advances under the revolving line, and the lender is allowed to take, in good faith, additional reserves against availability under the revolving line.

Future Payments

Future principal payments of long-term debt as of March 31, 2015 were as follows:

2015 (remaining 9 months)	$998

Total	998

Discount	(2)
Less current portion	(996)

Noncurrent portion of debt	$—

4. Debt Obligations

Note Payable

Growth Capital Term-Debt and Working Capital Line of Credit

On August 21, 2013, the Company entered into an amended and restated loan and security agreement providing for a growth capital facility and a revolving line of credit. Under the growth capital facility, the Company has the ability to borrow a maximum of $4.25 million in growth capital term loan advances, which bear an interest rate of 4.75% and are secured by the Company’s assets. Under the revolving line of credit, the Company may be advanced up to $20 million based on 80% of eligible accounts receivable less the outstanding growth capital term loan balance at the advance date as defined in the amended agreement. Monthly payments of principal and interest are payable in equal installments.

On April 18, 2014, the Company entered into an amendment to its amended and restated loan and security agreement dated August 21, 2013. The amendment increased the revolving line of credit to $35 million, extended the availability and maturity of the revolving line through April 1, 2016, and added a new $3 million equipment term loan facility. The amendment also introduced a new financial covenant that requires the Company meet certain minimum revenue levels. As of December 31, 2014, the Company had available borrowings under the revolving line of credit of $35 million.

Under the amended and restated loan and security agreement, the Company may borrow under the revolving line of credit up to the lesser of (a) $35 million and (b) a borrowing base equal to 80% of eligible accounts receivable as defined in the agreement. If the Company’s trailing nine-month EBITDA as defined in the amendment is less than $1,000,000, then the outstanding amount of advances under the equipment loan facility are deducted from availability. Advances under the line of credit accrue interest at a floating per annum rate equal to the prime rate as published in the Western Edition Wall Street Journal. While the interest rate applicable to outstanding advances under the revolving line did not change under the amendment, the Company is now required to pay a minimum amount of interest equal to the amount of interest that would accrue per quarter on a notional outstanding principal balance of $2 million, or $1 million if the Company maintains more than $50 million in deposits with the lender.

If the combined amount of the Company’s cash on deposit with the lender, plus the availability under the revolving line of credit is less than $10 million, then the Company is required to deliver additional reporting, collections on accounts receivable are applied to immediately reduce the outstanding amount of advances under the revolving line, and the lender is allowed to take, in good faith, additional reserves against availability under the revolving line.

Under the amended and restated loan and security agreement, the lender has also made available a $3 million equipment loan facility that can be used to finance the costs related to new equipment purchases that are approved by the lender. The Company could request advances under the equipment term loan facility through December 31, 2014, and outstanding amounts under that facility bear interest at a floating annual rate of interest equal to the prime rate plus half of one percent (0.5%). The Company is required to repay each equipment term loan in 36 equal monthly payments of principal plus accrued interest commencing on the first day of the month immediately following the funding of each equipment term loan. There were no outstanding borrowings under the equipment loan facility as of December 31, 2014. This equipment term loan facility expired and was not renewed.

Future Payments

Future principal payments of long-term debt as of December 31, 2014 are as follows:

2015	1,364

Total	$1,364

Discount	(2)
Less current portion	(1,362)

Noncurrent portion of debt	$—

Warrants

In connection with a note payable issued in March 2010, the Company issued a warrant to purchase 77,161 shares of Series A-1 preferred stock at a price of $0.8748 per share. The warrant contained a down round protection clause. The Company accounted for the warrant at fair value and recorded it as a liability in accordance with FASB ASC Subtopic 815-40, Derivatives and Hedging Contracts in Entity’s Own Equity. Changes in the fair value of the warrant from the date of issuance up to July 23, 2014, conversion date, were included in the accompanying consolidated statements of operations and comprehensive loss during the year. The fair value of the warrant liability is based on a Monte Carlo Simulation that utilizes various assumptions, including expected term, volatility, risk-free interest rate, share issuance frequency, and exercise price.

On July 23, 2014, upon the closing of the Company’s IPO, the warrant converted from a warrant to purchase Series A-1 preferred stock to a warrant to purchase shares of common stock, and the liability at its then fair value of $516 was reclassified to additional paid-in capital. Prior to this date, all changes in the fair value of the warrant were recorded in other (expense) income in the accompanying unaudited consolidated statements of operations. On August 15, 2014, the warrant was net exercised in full for 69,895 shares of common stock.

The following assumptions were used at December 31, 2013 and July 23, 2014 (date of warrant conversion):

	December 31, 2013	July 23, 2014
Risk-free interest rate	3.04%	2.53%
Expected volatility	80%	80%
Expected lives	6.3 years	5.8 years
Fair value of underlying equity	$9.40	$7.00

The Company recorded the fair value of the warrant at issuance of $56 as a discount to the note payable to be amortized over the three year life of the loan.

The warrant liability recorded by the Company was $684 and $0 at December 31, 2013, and 2014, respectively. A revaluation loss (gain) of $154, $388, and $(168) was recorded during the years ended December 31, 2012, 2013, and 2014, respectively, relating to the change in fair value in each period.

TubeMogul Japan Inc. Financing

In December 2012, the Company’s subsidiary TubeMogul Japan Inc. raised $232 from an investor through the issuance of a convertible note to finance its operations in Japan. In February 2013, the Company’s subsidiary raised an additional $187 in financing from three new investors, of which one is a member of the Company’s Board of Directors, through the issuance of convertible notes, to secure additional financing for our wholly-owned subsidiary in Japan. The notes are non-interest bearing and non-collateralized.

In October 2014, the Company redeemed the convertible notes from all of its investors for $957 (inclusive of a premium to induce repayment), of which the Company recorded $538 as loss on extinguishment of convertible notes in other (expense) income, net in the accompanying consolidated statements of operations.